Changes in the scope of the consolidated financial statements, 2018 (Details) $ in Thousands			12 Months Ended
	Dec. 28, 2018 USD ($) TransmissionLine	Oct. 10, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 13, 2018 USD ($)	Dec. 11, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)
Asset Acquisition [Abstract]
Investments carried under the equity method (Note 7)			$ 139,925	$ 53,419				$ 55,784
Project debt long term (Note 15)			(4,069,909)	(4,826,659)
Project debt short term (Note 15)			(782,439)	(264,455)
Asset Acquisition [Member]
Asset Acquisition [Abstract]
Concessional assets (Note 6)			28,738	155,909
Investments carried under the equity method (Note 7)				1
Current assets			1,503	5,646
Project debt long term (Note 15)				(79,016)
Deferred tax liabilities (Note 18)			(2,539)	(590)
Project debt short term (Note 15)				(2,346)
Other current and non-current liabilities			(1,512)	(3,000)
Asset acquisition - purchase price			(73,126)	(76,604)
Net result of the asset acquisition			0	0
Revenue contributed by the acquisitions			300	1,800
Amount of profit (loss) after tax			500	(300)
Additional revenue amount			2,300	13,300
Additional amount of loss after tax			$ (2,400)	$ (700)
Mini- Hydro [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired		5.00%					100.00%
Purchase price							$ 9,327
Pemex Transportation System [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Consideration initial amount will be disbursed as construction progresses		$ 7,000
Chile TL3 [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price						$ 6,000
Melowind [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired					100.00%
Purchase price					$ 45,276
Power Substation [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price	$ 16,000
Number of transmission lines acquired | TransmissionLine	2